Management Fees, Including Acquisition Fees and Sales Commissions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Fees from affiliated owner	$ 5,259	$ 4,636	$ 4,837
Fees from unaffiliated owners	18,906	22,741	22,410
Total management fees	26,169	29,324	29,137
Fees from Owners
Related Party Transaction [Line Items]
Total management fees	24,165	27,377	27,247
Other Fees
Related Party Transaction [Line Items]
Total management fees	$ 2,004	$ 1,947	$ 1,890